Liabilities under insurance contracts - Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	€ 18,737	€ 17,829	€ 17,799
Liability for Remaining Coverage (LRC)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	18,291	17,377	17,333
Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	18,194	17,292	17,262
Liabilities relating to insurance contracts measured under PAA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	97	85	71
Liability for incurred claims (LIC)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	446	452	466
Estimates of present value of future cash flows | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	17,461	16,614	16,627
Risk adjustment for non-financial risk | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	186	199	211
Contractual service margin | Loss component
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Liabilities under insurance contracts	€ 547	€ 479	€ 424